Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Estimated Future Payments Under Contract
Estimated future payments under this contract for upcoming fiscal years are as follows:

2022	U.S.$	260,064
2023		263,825
2024		265,561
2025		265,389
2026		266,240
2027 and thereafter		130,283

Total	U.S.$	1,451,362

Estimated Value of Contracts
As of December 31, 2021 and 2020, the estimated value of these contracts was as follows:

Maturity	2021		2020
Up to 1 year	Ps.	488,438	Ps.	1,046,436
1 to 3 years		294,662		1,339,040
4 to 5 years		—		376,916

Total	Ps.	783,100	Ps.	2,762,392

Summary of Future Payments for Lease
D.
As of December 31, 2021 and 2020, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2021		2020
Up to 1 year	Ps.	181,088,750	Ps.	39,162,033
1 to 3 years		177,187,792		274,421,535
4 to 5 years		124,716,836		23,055,268
More than 5 years		22,643,024		37,518,571

Total	Ps.	505,636,402	Ps.	374,157,407